UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-08637


                 The Pacific Corporate Group Private Equity Fund
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               (Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California                     92037
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           (Address of principal executive offices)                  (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
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Date of fiscal year end:       March 31
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Date of reporting period:      July 1, 2003 - June 30, 2004
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Item 1.  Proxy Voting Record

     During the twelve month period ended June 30, 2004, no companies in which the registrant held voting securities solicited the registrant's vote on any matter.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Pacific Corporate Group Private Equity Fund

By:/s/  Christopher J. Bower
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Christopher J. Bower
President/Principal Executive Officer

Date: August 31, 2004